1933 Act File No. 2-63343
                                   1940 Act File No. 811-2891

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.    37    .........      X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

   Amendment No.   25     ........................      X

                            FEDERATED TAX-FREE TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 16, 1996 or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.




                             CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement of FEDERATED TAX-FREE TRUST is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Trust Expenses.
Item 3.   Condensed Financial
            Information............Financial Highlights.
Item 4.   General Description of
            Registrant.............General Information; Investment Information;
                                   Investment Objective; Investment Policies;
                                   Municipal Securities; Investment Risks;
                                   Investment Limitations; Regulatory
                                   Compliance; Performance Information.
Item 5.   Management of the Fund...Trust Information; Management of the Trust;
                                   Distribution of Trust Shares; Administration
                                   of the Trust; Expenses of the Trust;
                                   Brokerage Transactions.
Item 6.   Capital Stock and Other
            Securities.............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Massachusetts
                                   Partnership Law; Tax Information; Federal
                                   Income Tax; Other State and Local Taxes.
Item 7.   Purchase of Securities Being
            Offered................Net Asset Value; Investing in the Trust;
                                   Share Purchases; Minimum Investment
                                   Required; Subaccounting Services;
                                   Certificates and Confirmations.
Item 8.   Redemption or Repurchase.Redeeming Shares; Telephone Redemption;
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
            History................Not applicable.
Item 13.  Investment Objectives and
            Policies...............Investment Policies.
Item 14.  Management of the Fund...Federated Tax-Free Trust Management.
Item 15.  Control Persons and Principal
            Holders of Securities..Share Ownership.
Item 16.  Investment Advisory and Other
            Services...............Investment Advisory Services; Trust
                                   Administration; Shareholder Services Plan.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
            Securities.............Not applicable.
Item 19.  Purchase, Redemption and
            Pricing of Securities Being
            Offered................Determining Net Asset Value.
Item 20.  Tax Status...............The Trust's Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
            Data ..................Yield; Effective Yield; Tax Equivalent
                                   Yield; Total Return; Performance
                                   Comparisons.
Item 23.  Financial Statements.....(Filed in Part A)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED TAX-FREE TRUST
PROSPECTUS


The shares of Federated Tax-Free Trust (the "Trust") offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve dividend income exempt from federal regular income tax while seeking relative stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


     Acceptable Investments                                                    3


       Variable Rate Demand Notes                                              4


       Participation Interests                                                 4


       Municipal Leases                                                        4


     Credit Enhancement                                                        4


     Demand Features                                                           4

     When-Issued and Delayed

       Delivery Transactions                                                   5


     Restricted and Illiquid Securities                                        5
     Temporary Investments                                                     5


  Municipal Securities                                                         5


  Investment Risks                                                             6


  Investment Limitations                                                       6



TRUST INFORMATION                                                              6

------------------------------------------------------


  Management of the Trust                                                      6


     Board of Trustees                                                         6


     Investment Adviser                                                        6

       Advisory Fees                                                           7

       Adviser's Background                                                    7


  Distribution of Shares                                                       7

     Shareholder Services                                                      8


  Administration of the Trust                                                  8


     Administrative Services                                                   8



NET ASSET VALUE                                                                8

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


  Purchasing Shares By Wire                                                    9


  Purchasing Shares By Check                                                   9


  Automatic Investments                                                        9


  Subaccounting Services                                                       9

HOW TO REDEEM SHARES                                                          10

------------------------------------------------------


  Redeeming Shares By Telephone                                               10


  Redeeming Shares By Mail                                                    10



ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


  Dividends                                                                   11


  Capital Gains                                                               11


  Certificates and Confirmations                                              11


  Accounts with Low Balances                                                  11


  Voting Rights                                                               11

TAX INFORMATION                                                               11

------------------------------------------------------


  Federal Income Tax                                                          11


  State and Local Taxes                                                       12



PERFORMANCE INFORMATION                                                       12

------------------------------------------------------


FINANCIAL STATEMENTS                                                          13

------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  34

------------------------------------------------------


ADDRESSES                                                                     35

------------------------------------------------------

SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                ANNUAL TRUST OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................    0.28%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.17%
  Shareholder Services Fee (after waiver)(2).................................    0.05%
     Total Operating Expenses(3)......................................................    0.45%



(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses were 0.77% absent the waivers of portions of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE " TRUST INFORMATION". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
  ment, assuming (1) 5% annual return and (2) redemption
  at the end of each time period........................     $5        $14        $25        $ 57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED TAX-FREE TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 34.

                                                            YEAR ENDED NOVEMBER 30,
               ------------------------------------------------------------------------------------------------------------------
                1995        1994        1993        1992        1991        1990        1989        1988        1987        1986
                -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
  VALUE,
BEGINNING
OF PERIOD      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------
INCOME FROM
INVESTMENT
OPERATIONS
-----------
 Net
 investment
 income          0.04        0.02        0.02        0.03        0.04        0.06        0.06        0.05        0.04        0.04
-----------
LESS
DISTRIBUTIONS
-----------
 Distributions
 from net
 investment
 income         (0.04)      (0.02)      (0.02)      (0.03)      (0.04)      (0.06)      (0.06)      (0.05)      (0.04)      (0.04)
-----------     -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
  VALUE,
END OF
PERIOD         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------     -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
TOTAL
  RETURN
(A)              3.57%       2.43%       2.18%       2.88%       4.49%       5.68%       6.03%       4.87%       4.11%       4.43%
-----------
RATIOS TO
  AVERAGE
NET ASSETS
-----------
 Expenses        0.45%       0.45%       0.46%       0.46%       0.46%       0.45%       0.45%       0.45%       0.44%       0.45%
-----------
 Net
 investment
 income          3.51%       2.38%       2.16%       2.84%       4.40%       5.54%       5.86%       4.74%       4.01%       4.31%
-----------
SUPPLEMENTAL
  DATA
-----------
 Net
 assets,
 end of
 period
 (000
 omitted)     $807,369  $1,215,547  $1,346,791  $1,523,588  $1,720,730  $1,887,467  $2,140,368  $2,618,595  $2,997,042  $4,119,247
-----------



(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 20, 1978. The Trust is designed for banks and other institutions that hold assets for individuals, trusts, estates or partnerships, as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 within a 90-day period is required.


The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is dividend income exempt from federal regular income tax while seeking relative stability of principal. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.


INVESTMENT POLICIES


The Trust pursues its investment objective by investing primarily in a portfolio of municipal securities maturing in one year or less. At least 80% of the Trust's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.



ACCEPTABLE INVESTMENTS. The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions, agencies, and instrumentalities of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:
     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;


     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.


     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.



CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Trust will limit their purchase, together with other illiquid securities, to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Trust is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.


MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS


The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of such assets to secure such borrowings.



TRUST INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The adviser has undertaken to reimburse the Trust up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. In addition, under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed .45 of 1% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Trust, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers for services. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

                                    AVERAGE AGGREGATE
MAXIMUM FEE                         DAILY NET ASSETS
------------             -----------------------------------
 .15 of 1%                      on the first $250 million
 .125 of 1%                     on the next $250 million
 .10 of 1%                      on the next $250 million
 .075 of 1%              on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE

--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Tax-Free Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Federated Tax-Free Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.


SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--101.0%
---------------------------------------------------------------------
                ALABAMA--1.9%
                -----------------------------------------------------
$11,000,000     Birmingham, AL, GO (Series 1992A) Weekly VRDNs (First
                Alabama Bank, Birmingham LOC)                             A-1+      $   11,000,000
                -----------------------------------------------------
  2,000,000     Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/
                (Trust Company Bank, Atlanta LOC)                         A-1+           2,000,000
                -----------------------------------------------------
  1,100,000     Huntsville, AL Health Care Authority/Health Care
                Facilities, (Series 1994A) Weekly VRDNs (MBIA INS)/
                (Amsouth Bank N.A., Birmingham LIQ)                       A-1            1,100,000
                -----------------------------------------------------
  1,000,000     Montgomery, AL BMC Special Care Facilities Finance
                Authority, (Series 94A) Weekly VRDNs (Baptist Medical
                Center, AL)/(Amsouth Bank N.A., Birmingham LOC)          VMIG1           1,000,000
                -----------------------------------------------------               --------------
                Total                                                                   15,100,000
                -----------------------------------------------------               --------------
                ARIZONA--1.2%
                -----------------------------------------------------
 10,000,000     Pima County, AZ IDA, Floating Rate Notes (Series A)
                Weekly VRDNs (Tucson Electric Power Co.)/(Barclays
                Bank PLC, London LOC)                                    VMIG1          10,000,000
                -----------------------------------------------------               --------------
                ARKANSAS--0.2%
                -----------------------------------------------------
  1,900,000     Arkansas Hospital Equipment Finance Authority,
                (Series 85) Weekly VRDNs (Credit Suisse, Zurich LOC)      A-1+           1,900,000
                -----------------------------------------------------               --------------
                CALIFORNIA--11.6%
                -----------------------------------------------------
  1,500,000     California PCFA, (Series 1991) Weekly VRDNs (North
                County, CA Recycling & Energy Recovery)/(Union Bank
                of Switzerland, Zurich LOC)                               A-1+           1,500,000
                -----------------------------------------------------
 25,000,000     California School Cash Reserve Program Authority,
                (Series 1995A), 4.75% TRANs (MBIA INS), 7/3/1996         SP-1+          25,132,899
                -----------------------------------------------------
 10,500,000     California State Weekly VRDNs (FGIC INS)/(Banque
                Nationale de Paris LIQ)                                  VMIG1          10,500,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                -----------------------------------------------------
$10,000,000 (a) Clipper CA Tax-Exempt Trust, (94-2) Weekly VRDNs
                (California State)/(State Street Bank and Trust Co.
                LIQ)/ (Bank of America NT and SA, San Francisco, Bank
                of Nova Scotia, Toronto, Banque Nationale de Paris,
                Canadian Imperial Bank of Commerce, Toronto, Chemical
                Bank, New York, Citibank NA, New York, Credit Suisse,
                Zurich, Morgan Guaranty Trust Co., New York, National
                Westminster Bank, PLC, London, Societe Generale North
                America, Inc., Sumitomo Bank Ltd., Osaka, Swiss Bank
                Corp., Basle, Toronto-Dominion Bank and Westdeutsche
                Landesbank Girozentrale LOCs)                            VMIG1      $   10,000,000
                -----------------------------------------------------
 10,000,000     Kern County, CA Board of Education, 4.50% TRANs,
                6/28/1996                                                SP-1+          10,030,359
                -----------------------------------------------------
  7,400,000     Los Angeles County, CA Metropolitan Transportation
                Authority, General Revenue Bonds, (Series 1995-A)
                Weekly VRDNs (Union Station Gateway Project)/ (FSA
                INS)/(Societe Generale, Paris LIQ)                        A-1+           7,400,000
                -----------------------------------------------------
 10,000,000     Los Angeles County, CA Unified School District, 4.50%
                TRANs, 7/3/1996                                          SP-1+          10,045,304
                -----------------------------------------------------
  8,000,000     Los Angeles County, CA, 4.50% TRANs (Bank of America
                NT and SA, San Francisco, Credit Suisse, Zurich,
                Morgan Guaranty Trust Co., New York, Swiss Bank
                Corp., Basle, Union Bank of Switzerland, Zurich and
                Westdeutsche Landesbank Girozentrale LOCs), 7/1/1996      SP-1           8,031,365
                -----------------------------------------------------
 11,000,000     Santa Cruz County, CA, 4.50% TRANs, 7/11/1996            SP-1+          11,032,191
                -----------------------------------------------------               --------------
                Total                                                                   93,672,118
                -----------------------------------------------------               --------------
                COLORADO--2.9%
                -----------------------------------------------------
  2,355,000     Loveland, CO, IDR (Series 1993S), 3.75% TOBs
                (Safeway, Inc.)/(Bankers Trust Co., New York LOC),
                Optional Tender 6/1/1996                                  P-1            2,355,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                COLORADO--CONTINUED
                -----------------------------------------------------
$ 2,355,000     Loveland, CO, IDR (Series 1993S), 3.95% TOBs
                (Safeway, Inc.)/(Bankers Trust Co., New York LOC),
                Optional Tender 12/1/1995                                 P-1       $    2,355,000
                -----------------------------------------------------
 19,000,000     Moffat County, CO, PCR (Series 1984) Weekly VRDNs
                (Columbus UTE Electric Associates)/(National Rural
                Utilities Cooperative Finance Corp. GTD)                  A-1           19,000,000
                -----------------------------------------------------               --------------
                Total                                                                   23,710,000
                -----------------------------------------------------               --------------
                CONNECTICUT--0.5%
                -----------------------------------------------------
  4,000,000     Connecticut State, Special Assessment Unemployment
                Compensation Advance Fund, Revenue Bonds (Series
                1993C), 3.90% TOBs (FGIC INS)/(FGIC Securities
                Purchase, Inc. LIQ), Mandatory Tender 7/1/1996            A-1+           4,000,000
                -----------------------------------------------------               --------------
                FLORIDA--5.0%
                -----------------------------------------------------
  2,000,000     Fort Lauderdale, FL Performing Arts Center Authority
                Weekly VRDNs (Sun Bank NA, Orlando LOC)                  VMIG1           2,000,000
                -----------------------------------------------------
  7,000,000     Orange County, FL, Health Facilities Authority Weekly
                VRDNs (Mayflower Retirement Community)/(Rabobank
                Nederland, Utrecht LOC)                                   A-1            7,000,000
                -----------------------------------------------------
 10,000,000     Orlando, FL Utilities Commission, Variable Rate
                Demand Water and Electric Revenue BANS (Series 1991)
                Weekly VRDNs (Morgan Guaranty Trust Co., New York
                LIQ)                                                      A-1+          10,000,000
                -----------------------------------------------------
  4,800,000     Sunshine State Governmental Finance Commission, FL,
                3.70% CP (Morgan Guaranty Trust Co., New York,
                National Westminster Bank, PLC, London and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender
                12/19/1995                                               VMIG1           4,800,000
                -----------------------------------------------------
 10,000,000     Sunshine State Governmental Finance Commission, FL,
                3.80% CP (Morgan Guaranty Trust Co., New York,
                National Westminster Bank, PLC, London and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender
                12/8/1995                                                VMIG1          10,000,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                FLORIDA--CONTINUED
                -----------------------------------------------------
$ 4,500,000     Suwannee County, FL, (Series 1989) Weekly VRDNs
                (Advent Christian Village Project)/(Barnett Bank of
                Jacksonville LOC)                                        VMIG1      $    4,500,000
                -----------------------------------------------------
  2,100,000     Volusia County, FL HFA, Variable Rate Demand Health
                Facilities Revenue Bonds Daily VRDNs (Alliance
                Community For Retirement Living, Inc. Project)/
                (Rabobank Nederland, Utrecht LOC)                         A-1+           2,100,000
                -----------------------------------------------------               --------------
                Total                                                                   40,400,000
                -----------------------------------------------------               --------------
                GEORGIA--3.1%
                -----------------------------------------------------
  3,185,000     Fulco, GA Hospital Authority Weekly VRDNs (Piedmont
                Hospital)/(Trust Company Bank, Atlanta LOC)               A-1+           3,185,000
                -----------------------------------------------------
 15,900,000     Georgia State, (Series 1995C), 3.50% TOBs, (FNB,
                Chicago LIQ) Optional Tender 4/1/1996                    NR(1)          15,900,000
                -----------------------------------------------------
  4,000,000     Municipal Electric Authority of Georgia, (Series B),
                4.25% TOBs, Optional Tender 6/1/1996                     VMIG1           4,002,900
                -----------------------------------------------------
  2,200,000     Rockdale County, GA Hospital Authority, Revenue
                Anticipation Certificates (Series 1994) Weekly VRDNs
                (Rockdale Hospital)/(Trust Company Bank, Atlanta LOC)    VMIG1           2,200,000
                -----------------------------------------------------               --------------
                Total                                                                   25,287,900
                -----------------------------------------------------               --------------
                ILLINOIS--6.5%
                -----------------------------------------------------
  7,720,000     Chicago, IL, GO LT Notes (Series A), 3.75% TOBs
                (Morgan Guaranty Trust Co., New York LOC), Mandatory
                Tender 5/1/1996                                           A-1+           7,720,000
                -----------------------------------------------------
  7,800,000     Illinois Development Finance Authority, (Series
                1993A) Weekly VRDNs (Loyola Academy)/(Northern Trust
                Co., Chicago, IL LOC)                                     A-1+           7,800,000
                -----------------------------------------------------
 17,900,000     Illinois Health Facilities Authority Weekly VRDNs
                (OSF Health Care Systems)                                VMIG1          17,900,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                ILLINOIS--CONTINUED
                -----------------------------------------------------
$ 6,200,000     Illinois Health Facilities Authority, (Series 1989A)
                Weekly VRDNs (Methodist Health Services Corp.)/(Fuji
                Bank, Ltd., Tokyo LOC)                                    A-1       $    6,200,000
                -----------------------------------------------------
  7,500,000     Illinois Health Facilities Authority, Variable Rate
                Demand Revenue Bonds (Series 1994) Weekly VRDNs
                (South Suburban Hospital)/(Harris Trust & Savings
                Bank, Chicago LOC)                                        A-1+           7,500,000
                -----------------------------------------------------
  2,670,000     Rockford, IL, EDRB, 4.40% TOBs (Independence Village
                of Rockford)/(Banque Paribas, Paris LOC), Optional
                Tender 12/1/1996                                          A-1            2,670,000
                -----------------------------------------------------
  2,760,000     Rockford, IL, EDRB, 4.95% TOBs (Independence Village
                of Rockford)/(Banque Paribas, Paris LOC), Optional
                Tender 12/1/1995                                          A-1            2,760,000
                -----------------------------------------------------               --------------
                Total                                                                   52,550,000
                -----------------------------------------------------               --------------
                INDIANA--2.1%
                -----------------------------------------------------
 17,000,000     Indiana Bond Bank, Advance Funding Program Notes
                (Series 1995 A-3) VRNs, 1/10/1996                        SP-1+          17,000,000
                -----------------------------------------------------               --------------
                IOWA--1.1%
                -----------------------------------------------------
  6,230,000     Indianola, IA Health Care Facility, Refunding Revenue
                Bonds (Series 1992) Weekly VRDNs (The Village
                Project)/(Norwest Bank Minnesota, Minneapolis LOC)        A-1+           6,230,000
                -----------------------------------------------------
  2,500,000     Iowa Higher Education Loan Authority, Revenue Bonds
                Weekly VRDNs (MBIA Insurance Corporation INS)/
                (Dai-Ichi Kangyo Bank Ltd., Tokyo LIQ)                   VMIG1           2,500,000
                -----------------------------------------------------               --------------
                Total                                                                    8,730,000
                -----------------------------------------------------               --------------
                KENTUCKY--0.5%
                -----------------------------------------------------
  4,200,000     Kentucky Development Finance Authority Health Care
                System Weekly VRDNs (Appalachian Regional Healthcare
                System)/(Societe Generale, Paris LOC)                    VMIG1           4,200,000
                -----------------------------------------------------               --------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                MARYLAND--2.4%
                -----------------------------------------------------
$ 2,100,000     Baltimore County, MD Port Facility Monthly VRDNs
                (Occidental Petroleum Corp.)/(Morgan Guaranty Trust
                Co., New York LOC)                                        A-1+      $    2,100,000
                -----------------------------------------------------
    900,000     Baltimore County, MD, (Series 1992) Weekly VRDNs
                (Sheppard & Enoch Pratt Hospital Facility)/(Societe
                Generale, Paris LOC)                                     VMIG1             900,000
                -----------------------------------------------------
  1,500,000     Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/
                (Barclays Bank PLC, London LOC)                           A-1+           1,500,000
                -----------------------------------------------------
  6,475,000     Montgomery County, MD EDA Weekly VRDNs (Howard Hughes
                Medical Center)                                           A-1+           6,475,000
                -----------------------------------------------------
    750,000     Montgomery County, MD, Unlimited GO, 9.20% Bonds,
                6/1/1996                                                 NR(1)             769,887
                -----------------------------------------------------
  2,845,000     Queen Annes County, MD Economic Development Revenue,
                (Series 1994), 3.75% TOBs (Safeway, Inc.)/ (Bankers
                Trust Co., New York LOC), Optional Tender 6/1/1996        A-1+           2,845,000
                -----------------------------------------------------
  2,915,000     Queen Annes County, MD Economic Development Revenue,
                (Series 1994), 3.95% TOBs (Safeway, Inc.)/ (Bankers
                Trust Co., New York LOC), Optional Tender 12/1/1995       A-1+           2,915,000
                -----------------------------------------------------
  1,500,000     University of Maryland, Revolving Equipment Loan
                Program (Series A) Weekly VRDNs (Student Loan
                Marketing Association LIQ)                                A-1+           1,500,000
                -----------------------------------------------------               --------------
                Total                                                                   19,004,887
                -----------------------------------------------------               --------------
                MASSACHUSETTS--0.3%
                -----------------------------------------------------
  2,500,000     Haverhill, MA, 8.875% Bonds (United States Treasury
                PRF), 12/1/1995 (@102)                                   NR(1)           2,550,000
                -----------------------------------------------------               --------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                MICHIGAN--2.6%
                -----------------------------------------------------
$ 2,000,000     Bruce Township, MI Hospital Finance Authority,
                Adjustable Rate Tender Securities Weekly VRDNs
                (Sisters of Charity Health Care System)/(MBIA
                INS)/(Morgan Guaranty Trust Co., New York LIQ)           VMIG1      $    2,000,000
                -----------------------------------------------------
  2,000,000     Clinton Twp, MI EDA, Adjustable Rate Tender
                Securities Weekly VRDNs (Sisters of Charity Health
                Care System)/ (MBIA INS)/(Morgan Guaranty Trust Co.,
                New York LIQ)                                             A-1+           2,000,000
                -----------------------------------------------------
  1,500,000     Cornell, MI Economic Development Corp., IDR Refunding
                Bonds (Series 1990), 3.75% CP (Mead-Escanaba Paper
                Co. Project)/(Credit Suisse, Zurich LOC), Mandatory
                Tender 1/9/1996                                           A-1+           1,500,000
                -----------------------------------------------------
 13,100,000     Michigan State Hospital Finance Authority, (Series A)
                Weekly VRDNs (OSF Health Care Systems)                    P-1           13,100,000
                -----------------------------------------------------
  1,600,000     Michigan State Housing Development Authority, Rental
                Housing Revenue Bonds (1994 Series C) Weekly VRDNs
                (Credit Suisse, Zurich LOC)                               A-1+           1,600,000
                -----------------------------------------------------
    400,000     Michigan Underground Storage Tank Financial Assurance
                Authority, (Series I - 1995) Weekly VRDNs (Canadian
                Imperial Bank of Commerce, Toronto LOC)                   A-1+             400,000
                -----------------------------------------------------               --------------
                Total                                                                   20,600,000
                -----------------------------------------------------               --------------
                MINNESOTA--13.0%
                -----------------------------------------------------
  5,500,000     Becker, MN, PCR (Series 1992A), 3.60% CP (Northern
                States Power Co.), Mandatory Tender 5/15/1996             A-1+           5,500,000
                -----------------------------------------------------
  7,300,000     Bloomington, MN Port Authority, Special Tax Revenue
                Refunding Bonds (Series 1994B) Weekly VRDNs (Mall of
                America)/(FSA INS)/(Credit Local de France LIQ)           A-1+           7,300,000
                -----------------------------------------------------
 12,000,000     Hennepin Co. MN, (Series 1995C) Weekly VRDNs
                (Hennepin Co. MN GTD)                                    NR(1)          12,000,000
                -----------------------------------------------------
 11,000,000     Minneapolis, MN, GO Bonds (Series 1995) Weekly VRDNs
                (Arena Acquisition Project (MN))                          A-1+          11,000,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -----------------------------------------------------
$ 8,600,000     Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Variable Rate
                Refunding Revenue Bonds (Series 1994A) Weekly VRDNs
                (Norwest Bank Minnesota, Minneapolis LIQ)                VMIG1      $    8,600,000
                -----------------------------------------------------
  1,000,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                  VMIG1           1,000,000
                -----------------------------------------------------
 26,200,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                  VMIG1          26,200,000
                -----------------------------------------------------
 24,000,000     Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch
                Refining Co.)                                             A-1+          24,000,000
                -----------------------------------------------------
    990,000     St. Louis Park Hennepin County, MN Weekly VRDNs           A-1+             990,000
                -----------------------------------------------------
    875,000     St. Louis Park Hennepin County, MN, (Series A) Weekly
                VRDNs                                                     A-1+             875,000
                -----------------------------------------------------
  7,800,000     University of Minnesota, (Series H), 3.90% CP
                (Regents of University of Minnesota), Mandatory
                Tender 1/12/1996                                          A-1+           7,800,000
                -----------------------------------------------------               --------------
                Total                                                                  105,265,000
                -----------------------------------------------------               --------------
                MISSOURI--2.5%
                -----------------------------------------------------
  6,400,000     Missouri State Environmental Improvement & Energy
                Authority, (Series 1993M) Weekly VRDNs (Associated
                Electric Cooperative, Inc.)/(National Rural Utilities
                Cooperative Finance Corp. GTD)                            A-1            6,400,000
                -----------------------------------------------------
 13,370,000     Missouri State Environmental Improvement & Energy
                Authority, PCR Bonds Series 1985 B, 3.75% CP (Union
                Electric Co.)/(Westdeutsche Landesbank Girozentrale
                LOC), Mandatory Tender 2/6/1996                           A-1+          13,370,000
                -----------------------------------------------------               --------------
                Total                                                                   19,770,000
                -----------------------------------------------------               --------------
                NEW YORK--3.1%
                -----------------------------------------------------
  5,000,000     Nassau County, NY, (Series 1995A), 4.50% TANs,
                3/15/1996                                                SP-1+           5,008,474
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                NEW YORK--CONTINUED
                -----------------------------------------------------
$10,000,000     New York City, NY, (Fiscal 1996 Series A), 4.50%
                RANs, 4/11/1996                                          SP-1+      $   10,028,122
                -----------------------------------------------------
 10,000,000     New York City, NY, (Series B), 4.75% RANs (Bank of
                Nova Scotia, Toronto, Canadian Imperial Bank of
                Commerce, Toronto, Chemical Bank, New York, Citibank
                NA, New York, Commerzbank AG, Frankfurt, Morgan
                Guaranty Trust Co., New York and Union Bank of
                Switzerland, Zurich LOCs), 6/28/1996                      SP-1          10,064,521
                -----------------------------------------------------               --------------
                Total                                                                   25,101,117
                -----------------------------------------------------               --------------
                NORTH CAROLINA--6.6%
                -----------------------------------------------------
 20,000,000     Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                        A-1           20,000,000
                -----------------------------------------------------
 27,215,000 (a) NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly
                VRDNs (NCNB Tax Exempt Trust 1990a)/(Nationsbank,
                N.A. LOC)                                                 P-1           27,215,000
                -----------------------------------------------------
  6,000,000     North Carolina Medical Care Commission Hospital,
                Revenue Bonds (Series 1992B) Weekly VRDNs (North
                Carolina Baptist)                                         A-1+           6,000,000
                -----------------------------------------------------               --------------
                Total                                                                   53,215,000
                -----------------------------------------------------               --------------
                OHIO--5.0%
                -----------------------------------------------------
    800,000     Akron, OH, Sanitary Sewer System Revenue Bonds Weekly
                VRDNs (Credit Suisse, Zurich LOC)                         A-1+             800,000
                -----------------------------------------------------
  6,000,000 (a) Cleveland, OH City School District, Energy
                Conservation Improvement Bonds (Series 1994) Weekly
                VRDNs (Internationale Nederlanden Bank N.V. LIQ)/
                (Internationale Nederlanden Bank N.V. LOC)                A-1+           6,000,000
                -----------------------------------------------------
  3,000,000     Cleveland-Cuyahoga County, OH Port Authority, (Series
                1993) Weekly VRDNs (Rock & Roll Hall of Fame
                Museum)/(Credit Local de France LOC)                      A-1+           3,000,000
                -----------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                OHIO--CONTINUED
                -----------------------------------------------------
$ 3,955,000     Franklin County, OH Hospital Facility Authority,
                (Series 1992) Weekly VRDNs (Wesley Glenn, Inc.)/
                (Fifth Third Bank, Cincinnati LOC)                       VMIG1      $    3,955,000
                -----------------------------------------------------
  4,400,000     Hamilton County, OH Health System Weekly VRDNs (West
                Park Community)/(Fifth Third Bank, Cincinnati LOC)       VMIG1           4,400,000
                -----------------------------------------------------
  2,735,000     Marion County, OH Hospital Authority, (Series 1991)
                Weekly VRDNs (Marion County, OH Pooled Hospital
                Program)/(Bank One, Columbus, N.A. LOC)                   P-1            2,735,000
                -----------------------------------------------------
  1,000,000     Ohio State Air Quality Development Authority Weekly
                VRDNs (Timken Co.)/(Credit Suisse, Zurich LOC)            A-1+           1,000,000
                -----------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal
                Water Development (Series 1993) Weekly VRDNs (Timken
                Co.)/(Wachovia Bank of Georgia NA, Atlanta LOC)           A-1+           2,500,000
                -----------------------------------------------------
  4,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly
                VRDNs (Rickenbacker Holdings, Inc.)/(Bank One,
                Columbus, N.A. LOC)                                       P-1            4,000,000
                -----------------------------------------------------
  6,300,000     Toledo, OH, City Services Special Assessment Notes
                (Services 1995), 5.25% TRANs (Mitsubishi Bank Ltd,
                Tokyo LOC), 5/2/1996                                      MIG1           6,321,443
                -----------------------------------------------------
  5,500,000     University of Cincinnati, OH, (Series N), 5.00% BANs,
                3/21/1996                                                SP-1+           5,505,568
                -----------------------------------------------------               --------------
                Total                                                                   40,217,011
                -----------------------------------------------------               --------------
                OKLAHOMA--4.3%
                -----------------------------------------------------
  2,740,000     Muskogee, OK Industrial Trust, (Series 1985) Weekly
                VRDNs (Muskogee Mall Limited Partnership)/ (Boatmen's
                National Bank of St. Louis LOC)                          VMIG1           2,740,000
                -----------------------------------------------------
  4,010,000     Muskogee, OK Industrial Trust, (Series 1985) Weekly
                VRDNs (Warmack Muskogee Limited Partnership)/
                (Boatmen's National Bank of St. Louis LOC)               VMIG1           4,010,000
                -----------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                OKLAHOMA--CONTINUED
                -----------------------------------------------------
$15,000,000     Oklahoma State Industrial Authority, Health System
                Revenue Bonds (Series 1995A), 4.00% CP (Baptist
                Medical Center, OK), Mandatory Tender 12/7/1995           A-1       $   15,000,000
                -----------------------------------------------------
 13,000,000     Oklahoma State Industrial Authority, Health System
                Revenue Bonds (Series 1995A), 4.10% CP (Baptist
                Medical Center, OK), Mandatory Tender 1/18/1996           A-1           13,000,000
                -----------------------------------------------------               --------------
                Total                                                                   34,750,000
                -----------------------------------------------------               --------------
                PENNSYLVANIA--3.3%
                -----------------------------------------------------
 11,900,000     Allegheny County, PA HDA, Variable Rate Hospital
                Revenue Bonds (Series B 1995) Weekly VRDNs (Allegheny
                General Hospital)/(Morgan Guaranty Trust Co., New
                York LOC)                                                VMIG1          11,900,000
                -----------------------------------------------------
  8,000,000     Commonwealth of Pennsylvania, (First Series of
                1995-1996), 4.50% TANs, 6/28/1996                        SP-1+           8,032,716
                -----------------------------------------------------
  6,470,000     Pittsburgh, PA Public Parking Authority, Parking
                Revenue Bonds, 9.50% Bonds (United States Treasury
                PRF), 12/1/1995 (@102)                                   NR(1)           6,599,400
                -----------------------------------------------------               --------------
                Total                                                                   26,532,116
                -----------------------------------------------------               --------------
                PUERTO RICO--0.2%
                -----------------------------------------------------
  2,000,000     Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC)                               A-1+           2,000,000
                -----------------------------------------------------               --------------
                TENNESSEE--5.4%
                -----------------------------------------------------
 15,000,000     Chattanooga, TN HEFA Weekly VRDNs (Mccallie
                School)/(Trust Company Bank, Atlanta LOC)                 A-1+          15,000,000
                -----------------------------------------------------
  2,415,000     Metropolitan Government Nashville & Davidson
                Counties, TN HEFA, (Series 1985B), 4.35% TOBs
                (Vanderbilt University), Optional Tender 5/1/1996         A-1+           2,415,000
                -----------------------------------------------------
 19,900,000     Metropolitan Nashville Tennessee AA, (Series 1993)
                Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)     A-1+          19,900,000
                -----------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                TENNESSEE--CONTINUED
                -----------------------------------------------------
$ 6,000,000     Shelby County, TN Health Education & Housing
                Facility, (Series C), 3.90% TOBs (Methodist Health
                System, Inc.)/ (MBIA INS), Optional Tender 8/1/1996       A-1+      $    6,000,000
                -----------------------------------------------------               --------------
                Total                                                                   43,315,000
                -----------------------------------------------------               --------------
                TEXAS--4.9%
                -----------------------------------------------------
  4,325,000     Dallas, TX, (Series C), 3.90% TOBs, Optional Tender
                6/17/1996                                                VMIG1           4,325,000
                -----------------------------------------------------
  4,875,000     Grapevine, TX, IDC Airport Improvement, (Series
                1983A), 4.75% TOBs (Singer Company)/(Bank of Montreal
                LOC), Optional Tender 4/1/1996                            P-1            4,875,000
                -----------------------------------------------------
  7,900,000     Harris County, TX HFDC Weekly VRDNs (Memorial Senior
                Services, Inc.)/(Societe Generale, Paris LOC)            VMIG1           7,900,000
                -----------------------------------------------------
  5,000,000     Sulfur Springs, TX IDA Weekly VRDNs (HON Industries,
                Inc.)/(Credit Suisse, Zurich LOC)                         A-1+           5,000,000
                -----------------------------------------------------
  5,000,000     Texas State, (Series 1995A), 4.75% TRANs, 8/30/1996      SP-1+           5,032,812
                -----------------------------------------------------
 12,000,000     Texas State, (Series 1995B), 3.65% CP, Mandatory
                Tender 8/20/1996                                          A-1+          12,000,000
                -----------------------------------------------------               --------------
                Total                                                                   39,132,812
                -----------------------------------------------------               --------------
                UTAH--0.6%
                -----------------------------------------------------
  5,000,000     Intermountain Power Agency, UT, (Series F), 3.80%
                TOBs, Optional Tender 6/15/1996                          VMIG1           5,000,000
                -----------------------------------------------------               --------------
                VERMONT--1.0%
                -----------------------------------------------------
  8,000,000     Vermont IDA Weekly VRDNs (Wallace Computer, Inc.)/
                (Wachovia Bank of NC, NA, Winston-Salem LOC)              A-1+           8,000,000
                -----------------------------------------------------               --------------
                VIRGINIA--1.7%
                -----------------------------------------------------
 14,000,000     Arlington County, VA Weekly VRDNs (Ballston Public
                Parking)/(Citibank NA, New York LOC)                      A-1           14,000,000
                -----------------------------------------------------               --------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                WEST VIRGINIA--1.6%
                -----------------------------------------------------
$ 8,000,000     Cabell County Commission, WV, Life Care Facilities
                Multi-Option Adjustable Rate Revenue Bonds (Series
                1995) Weekly VRDNs (Foster Foundation)/ (Huntington
                National Bank, Columbus, OH LOC)                          A-1       $    8,000,000
                -----------------------------------------------------
  5,100,000     West Virginia University Board of Regents, 5.35% TOBs
                (Morgan Guaranty Trust Co., New York LOC), Optional
                Tender 2/1/1996                                           A-1+           5,100,000
                -----------------------------------------------------               --------------
                Total                                                                   13,100,000
                -----------------------------------------------------               --------------
                WISCONSIN--1.0%
                -----------------------------------------------------
  8,000,000     Wisconsin Health and Educational Facilities
                Authority, Variable Rate Demand Revenue Bonds (Series
                1994) Weekly VRDNs (Felician Health Care, Inc.
                Project)/ (Lasalle National Bank, Chicago LOC)            A-1+           8,000,000
                -----------------------------------------------------               --------------
                WYOMING--2.1%
                -----------------------------------------------------
  5,125,000     Lincoln County, WY, PCR, 3.75% TOBs (Amoco Corp.),
                Optional Tender 4/1/1996                                 NR(1)           5,125,000
                -----------------------------------------------------
  5,560,000     Wyoming Community Development Authority, (Series
                1986C), 3.70% TOBs (First National Bank of Chicago
                LIQ), Optional Tender 6/1/1996                           NR(2)           5,560,000
                -----------------------------------------------------
  6,100,000     Wyoming Community Development Authority, (Series
                1986C), 4.30% TOBs (First National Bank of Chicago
                LIQ), Optional Tender 12/1/1995                          NR(2)           6,100,000
                -----------------------------------------------------               --------------
                Total                                                                   16,785,000
                -----------------------------------------------------               --------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                RATING*         VALUE
-----------     -----------------------------------------------------   --------    --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
                OTHER--2.8%
                -----------------------------------------------------
$15,000,000(a)  Clipper Tax Exempt Trust, (Series 1993-1) Weekly
                VRDNs (State Street Bank and Trust Co. LIQ)               A-1+      $   15,000,000
                -----------------------------------------------------
  7,810,192(a)  LaSalle National Bank Leasetops Trust, Series 1995A
                Leasetops Certificates Weekly VRDNs (LaSalle National
                Bank, Chicago LOC)                                        A-1            7,810,192
                -----------------------------------------------------               --------------
                Total                                                                   22,810,192
                -----------------------------------------------------               --------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $  815,698,153
                -----------------------------------------------------               --------------

*    Please refer to the Appendix of the Statement of Additional Information for an
     explanation of the credit ratings. Current credit ratings are unaudited.
(a)  Denotes a restricted security which is subject to restrictions on resale under Federal
     Securities laws. At the end of the period, these securities amounted to $66,025,192 which represents 8.2% of net assets.
(b)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($807,369,416) at November 30, 1995.




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs  --Bond Anticipation Notes
CP    --Commercial Paper
EDA   --Economic Development Authority
EDRB  --Economic Development Revenue Bonds
FGIC  --Financial Guaranty Insurance Company
FSA   --Financial Security Assurance
GO    --General Obligation
GTD   --Guarantee
HDA   --Hospital Development Authority
HEFA  --Health and Education Facilities Authority
HFA   --Housing Finance Authority
HFDC  --Health Facility Development Corporation
IDA   --Industrial Development Authority
IDB   --Industrial Development Bond
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue
IFA   --Industrial Finance Authority
INS   --Insured
LIQ   --Liquidity Agreement
LOCs  --Letters of Credit
LOC   --Letter of Credit
LT    --Limited Tax
MBIA  --Municipal Bond Investors Assurance
PCFA  --Pollution Control Finance Authority
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
PRF   --Prerefunded
RANs  --Revenue Anticipation Notes
TANs  --Tax Anticipation Notes
TOBs  --Tender Option Bonds
TRANs --Tax and Revenue Anticipation Notes
UT    --Unlimited Tax
VRDNs --Variable Rate Demand Notes
VRNs  --Variable Rate Notes



(See Notes which are an integral part of the Financial Statements)



FEDERATED TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $815,698,153
--------------------------------------------------------------------------------
Cash                                                                                     561,543
--------------------------------------------------------------------------------
Income receivable                                                                      7,040,196
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 3,176
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    823,303,068
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                    $13,430,000
------------------------------------------------------------------
Payable for shares redeemed                                              257,743
------------------------------------------------------------------
Income distribution payable                                            2,147,204
------------------------------------------------------------------
Accrued expenses                                                          98,705
------------------------------------------------------------------   -----------
     Total liabilities                                                                15,933,652
--------------------------------------------------------------------------------    ------------
NET ASSETS for 807,379,535 shares outstanding                                       $807,369,416
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $807,379,535
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (10,119)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $807,369,416
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
$807,369,416 / 807,379,535 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $40,971,493
-----------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Investment advisory fee                                                 $ 4,138,814
--------------------------------------------------------------------
Administrative personnel and services fee                                   783,271
--------------------------------------------------------------------
Custodian fees                                                              135,736
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and
  expenses                                                                   61,845
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    15,459
--------------------------------------------------------------------
Auditing fees                                                                16,543
--------------------------------------------------------------------
Legal fees                                                                   21,111
--------------------------------------------------------------------
Portfolio accounting fees                                                   119,882
--------------------------------------------------------------------
Shareholder services fee                                                  2,586,759
--------------------------------------------------------------------
Share registration costs                                                     11,181
--------------------------------------------------------------------
Printing and postage                                                         15,812
--------------------------------------------------------------------
Insurance premiums                                                           15,762
--------------------------------------------------------------------
Taxes                                                                         7,848
--------------------------------------------------------------------
Miscellaneous                                                                12,209
--------------------------------------------------------------------    -----------
     Total expenses                                                       7,942,232
--------------------------------------------------------------------
Waivers--
------------------------------------------------------
  Waiver of investment advisory fee                      $(1,198,154)
------------------------------------------------------
  Waiver of shareholder services fee                      (2,069,407)
------------------------------------------------------   -----------
     Total waivers                                                       (3,267,561)
--------------------------------------------------------------------    -----------
       Net expenses                                                                      4,674,671
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                         36,296,822
-----------------------------------------------------------------------------------
Net realized gain on investments                                                             9,580
-----------------------------------------------------------------------------------    -----------
     Change in net assets resulting from operations                                    $36,306,402
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED NOVEMBER 30,
                                                                          1995               1994
                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    36,296,822    $    30,872,573
------------------------------------------------------------
Net realized gain (loss) on investments                                  9,580            (11,840)
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from operations                 36,306,402         30,860,733
------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                           (36,296,822)       (30,872,573)
------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     3,371,354,462      4,662,199,876
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                          2,688,363          2,966,874
------------------------------------------------------------
Cost of shares redeemed                                         (3,782,230,461)    (4,796,398,508)
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from share transactions       (408,187,636)      (131,231,758)
------------------------------------------------------------   ---------------    ---------------
          Change in net assets                                    (408,178,056)      (131,243,598)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                              1,215,547,472      1,346,791,070
------------------------------------------------------------   ---------------    ---------------
End of period                                                  $   807,369,416    $ 1,215,547,472
------------------------------------------------------------   ---------------    ---------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At November 30, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $10,119, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                   EXPIRATION YEAR                      EXPIRATION AMOUNT
            ------------------------------        ------------------------------
                         2002                                $10,119



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand


FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

     feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at November 30, 1995 is as follows:

                                                                ACQUISITION        ACQUISITION
                           SECURITY                               DATE(S)             COST
    -------------------------------------------------------   ----------------     -----------
    Clipper CA Tax-Exempt Trust, (94-2) Weekly VRDN's
      (State Street Bank and Trust Co. LIQ)/(Various LOC's)           10/21/94     $10,000,000
    NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly
      VRDN's (Nations Bank, NA LOC)                              7/3/90-1/2/92     27,215,000
    Cleveland, OH City School District, Energy Conservation
      Improvement Bonds (Series 1994) Weekly VRDN's
      (Internationale Nederlanden Bank N.V. LIQ/LOC)          8/30/95-10/23/95      6,000,000
    Clipper Tax Exempt Trust, (Series 1993-1) Weekly VRDN's
      (State Street Bank and Trust Co. LIQ)                            5/16/95     15,000,000
    LaSalle National Bank Leasetops, Trust, Series 1995A
      Leasetops Certificates Weekly VRDN's (LaSalle
      National Bank, Chicago, LOC)                                    10/11/95      7,810,192



     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $807,379,535. Transactions in shares were as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ---------------------------------
                                                                    1995               1994
-------------------------------------------------------------  --------------     --------------
Shares sold                                                     3,371,354,462      4,662,199,876
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          2,688,363          2,966,874
-------------------------------------------------------------
Shares redeemed                                                (3,782,230,461)    (4,796,398,508)
-------------------------------------------------------------  --------------     --------------
  Net change resulting from share transactions                   (408,187,636)      (131,231,758)
-------------------------------------------------------------  --------------     --------------




(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40 of 1% of the Trust's average daily net assets.


FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45 of 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,904,270,000 and $1,641,885,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of FEDERATED TAX-FREE TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust as of November 30, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1995 and 1994, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Tax-Free Trust as of November 30, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 12, 1996



ADDRESSES

--------------------------------------------------------------------------------

                    Federated Tax-Free Trust                     Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Distributor
                    Federated Securities Corp.                   Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Investment Adviser
                    Federated Research                           Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Custodian
                    State Street Bank and                        P.O. Box 8600
                    Trust Company                                Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                   P.O. Box 8600
                                                                 Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Independent Public Accountants
                    Deloitte & Touche LLP                        2500 One PPG Place
                                                                 Pittsburgh, PA 15222-5401
----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            FEDERATED TAX-FREE TRUST
                                            PROSPECTUS

                                            An Open-End, Diversified,
                                            Management Investment Company

                                            Prospectus dated January 31, 1996




     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor

     A subsidiary of FEDERATED INVESTORS


     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     CUSIP 314282104
     8010414A (1/96)



INSERT FOR CONCENTRATION OF INVESTMENTS

The Trust will not purchase securities if, as a result of such purchase, more than 25% of the value of the Trust's assets would be invested in any one industry. However, the trust may invest more than 25% of the value of its assets in cash or cash items (including bank time and demand deposits of such as certificates of deposit), U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements, for defensive purposes.

If, because of changing values, the value of the Trust's assets invested in a particular industry or in the securities of governmental subdivisions located in any one state, territory or possession of the United States exceeds 25 percent of the value of its assets, the Trust will not be required to make any reduction of its holdings in that particular industry or in the securities of the governmental body.


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
                (1) Conformed copy of the Declaration of Trust of the Registrant
                    (1.);
                (2)  (i) Copy of the By-Laws of the Registrant as amended
                         (1.,5.);
                    (ii) Copy of Amendment No. 2 to By-Laws of the Registrant
                         (6.);
                (3) Not applicable;
                (4) Copy of the Specimen Certificate of Shares of Beneficial
                    Interest of the Registrant (1.);
                (5) Conformed copy of the new Investment Advisory Contract (8.);
                (6) Conformed copy of the new Distributor's Contract (8.);
                (7) Not applicable;
                (8)  (i) Conformed copy of the Custodian Agreement of the
                         Registrant; (9)



+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed December 27, 1978. (File No. 2-63343)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1 filed March 23, 1984. (File No. 2-63343)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 25, 1988. (File No. 2-63343)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 21, 1989. (File No. 2-63343)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed January 23, 1995.


                (9) (i) Conformed copy of Shareholder Services Plan of the
                    Registrant; (9)
                    (ii) Copy of Shareholder Services Sub-Contract of the Registrant; (9)
                    (iii) Conformed copy of Shareholder Services Agreement of the Registrant; (9)
                    (iv) Conformed copy of Administrative Services Agreement of the Registrant; (9)
                    (v) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement;
                    (9)
               (10) Not applicable;
               (11) Conformed copy of Consent of Independent Auditors;+
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15) Not applicable;
               (16) Schedule for Computation of Trust Performance Data (7.);
               (17) Copy of Financial Data Schedule;+
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney (9).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 20, 1989. (File No. 2-63343)
9.   Response is incorporated by reference to Registrant's Post- Effective
                    Amendment No. 35 on Form N-1A filed January 23, 1995.
+    All exhibits have been filed electronically.

1.   Response is incorporated by reference to Registrant's Post- Effective
Amendment No. 27 on Form N-1A filed January 24, 1991.       (File No. 2-63343)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 20, 1989. (File No. 2-63343)
9.   Response is incorporated by reference to Registrant's Post-Effective
                    Amendment No. 35 on Form N-1A filed January 23, 1995.




Item 25.  Persons Controlled by or Under Common
          Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of January 4, 1996

          Shares of Beneficial Interest        1,771
          (no par value)

Item 27.  Indemnification:  (1.)

Item 28.  Business and Other Connections of Investment Adviser:

          (a)For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of 4 of the Directors and 1 of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust Management - Officers and Trustees." The remaining Director of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

             The remaining Officers of the investment adviser are: Mark L. Mallon, Executive Vice President; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, William D. Dawson,
             J. Thomas Madden, J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Randall A. Bauer, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Mark Durbiano, Kathleen Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Jeff A. Kozemchek, Marian R. Marinack, John W. McGonigle, Gregory M. Melvin, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Charles A. Ritter, James D. Roberge, Christopher H. Wiles, Vice Presidents;
             Edward C. Gonzales, Treasurer; and John W. McGonigle, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "Federated Funds."



Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds;
      Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash
      Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily
      Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated
      Government Trust; Federated High Yield Trust; Federated Income
      Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds;
      Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S.
      Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.;
      Government Income Securities, Inc.; High Yield Cash Trust;
      Independence One Mutual Funds; Insurance Management Series;
      Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income
      Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan
      Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments
      Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds;
      Vision Group of Funds, Inc.; and World Investment Series, Inc.

      Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief         Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, and
                          Asst. Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice President
Federated Investors Tower President, and Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities
                          Corp.

John W. McGonigle         Director, Executive ViceExecutive Vice
Federated Investors Tower President, and AssistantPresident and
Pittsburgh, PA 15222-3779 Secretary, Federated    Secretary
                          Securities Corp.

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Michael D. Fitzgerald     Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David C. Glabicki         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant
Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
William J. Kerns          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dennis M. Laffey          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Francis J. Matten, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Jeffrey Niss           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charles A. Robison        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Philip C. Hetzel          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

S. Elliott Cohan          Secretary, Federated    Assistant
Federated Investors Tower Securities Corp.        Secretary
Pittsburgh, PA 15222-3779

     (c)  Not applicable.



Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                         Federated Investors Tower
Federated Services Company         Pittsburgh, PA  15222-3779
("Transfer Agent and Dividend
Disbursing Agent)
Federated Administrative Services
("Administrator")
Federated Research
("Advisor")

State Street Bank and Trust Company     P.O. Box 8602
("Custodian")                             Boston, Massachusetts
          ....................     02266-8602

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TAX-FREE TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January,1996.

                            FEDERATED TAX-FREE TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      January 26, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below
   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

Edward C. Gonzales*         Executive Vice President

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)
Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee